SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trucks [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years	5 years
Containers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years	5 years
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	2 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	8 years	8 years
Waste and Recycling Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment, description	Varies by Lease	Varies by Lease
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		2 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment		3 years